Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net (loss) income before income taxes	$ (38,023)	$ (516,840)	$ 111,132
Net (loss) income not subject to taxes	(104,465)	(297,688)	57,862
Net income (loss) subject to taxes	66,442	(219,152)	53,270
At applicable statutory tax rates	15,177	(51,471)	5,996
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	4,639	64,164	18,198
Other	(92)	(461)	274
Tax expense related to the year	$ 19,724	$ 12,232	$ 24,468